MFS® Total Return Bond Fund
MFS® Total Return Bond Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Total Return Bond Fund	A		529A	529B	B	529C	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		4.25%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Total Return Bond Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R6
Management Fee		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.16%	0.16%	0.16%	0.16%	0.26%	0.26%	0.26%	0.16%	0.16%	0.16%	0.16%	0.05%
Total Annual Fund Operating Expenses		0.89%	1.64%	1.64%	0.64%	0.99%	1.74%	1.74%	1.64%	1.14%	0.89%	0.64%	0.53%
Fee Reductions and/or Expense Reimbursements	[1]	(0.15%)	(0.15%)	(0.05%)	(0.05%)	(0.20%)	(0.10%)	(0.10%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.74%	1.49%	1.59%	0.59%	0.79%	1.64%	1.64%	1.59%	1.09%	0.84%	0.59%	0.50%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class 529A, and Class B service fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2017. MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the class' average daily net assets attributable to each share class annually. This written agreement will expire on August 31, 2017, unless MFD elects to extend the waiver. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.74% of the class' average daily net assets annually for Class A shares, 1.49% of the class' average daily net assets annually for Class B shares, 1.59% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.59% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.09% of the class' average daily net assets annually for Class R2 shares, 0.84% of the class' average daily net assets annually for Class R3 shares, 0.50% of the class' average daily net assets annually for Class R6 shares, 0.79% of the class' average daily net assets annually for Class 529A shares, and 1.64% of the class' average daily net assets annually for each of Class 529B and Class 529C shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2017.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Total Return Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	497	682	883	1,461
B	552	803	1,078	1,731
C	262	512	887	1,939
I	60	200	352	794
529A	502	708	930	1,569
529B	567	838	1,134	1,845
529C	267	538	934	2,043
R1	162	512	887	1,939
R2	111	357	623	1,382
R3	86	279	488	1,091
R4	60	200	352	794
R6	51	167	293	662

Expense Example No Redemption - MFS® Total Return Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	152	503	878	1,731
C	162	512	887	1,939
529B	167	538	934	1,845
529C	167	538	934	2,043

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, asset-backed securities, municipal instruments and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, and swaps.

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the six-month period ended June 30, 2016, was 5.42%. During the period(s) shown in the bar chart, the highest quarterly return was 8.29% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (3.24)% (for the calendar quarter ended September 30, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2015)
Average Annual Returns - MFS® Total Return Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	Returns Before Taxes B Shares	(5.12%)	2.41%	4.01%
C	Returns Before Taxes C Shares	(2.33%)	2.68%	3.80%
I	Returns Before Taxes I Shares	(0.47%)	3.69%	4.84%
529A	Returns Before Taxes 529A Shares	(4.80%)	2.60%	4.11%
529B	Returns Before Taxes 529B Shares	(5.27%)	2.26%	3.87%
529C	Returns Before Taxes 529C Shares	(2.38%)	2.60%	3.69%
R1	Returns Before Taxes R1 Shares	(1.37%)	2.68%	3.78%
R2	Returns Before Taxes R2 Shares	(0.88%)	3.19%	4.30%
R3	Returns Before Taxes R3 Shares	(0.63%)	3.45%	4.55%
R4	Returns Before Taxes R4 Shares	(0.38%)	3.69%	4.82%
R6	Returns Before Taxes R6 Shares	(0.28%)	3.73%	4.82%
A	Returns Before Taxes A Shares	(4.76%)	2.64%	4.23%
After Taxes on Distributions | A	Returns After Taxes on Distributions A Shares	(6.05%)	1.29%	2.63%
After Taxes on Distributions and Sale of Fund Shares | A	Returns After Taxes on Distributions and Sale of Fund Shares A Shares	(2.66%)	1.47%	2.63%
Barclays U.S. Aggregate Bond Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.